Commitments and contingencies (Details) (USD $)			9 Months Ended		12 Months Ended
	Dec. 31, 2012 Vehicle	Jan. 31, 2012 Vehicle	Sep. 30, 2013 Office space and warehouse facilities	Sep. 30, 2012 Office space and warehouse facilities	Dec. 31, 2012 Office space and warehouse facilities	Dec. 31, 2011 Office space and warehouse facilities	Dec. 31, 2010 Office space and warehouse facilities	Dec. 31, 2012 Service vehicle	Dec. 31, 2011 Service vehicle	Dec. 31, 2010 Service vehicle
Operating Leased Assets [Line Items]
Rent expense, gross			$ 364,308	$ 329,021	$ 595,851	$ 579,836	$ 535,092
Rent expense, sublease rent offset					173,898	185,596	196,466
Rent expense, net					$ 421,953	$ 394,240	$ 338,626	$ 387	$ 4,639	$ 4,639
Number of operating leased assets	1	1